CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS
TOTAL ASSETS	$ 21,802,074	$ 9,308,969
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	2,350,263	5,828,683
SHAREHOLDERS' EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding as of December 31, 2022 and 2021
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 and 13,000,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	1,806	1,300
Additional paid-in capital	23,137,534	5,089,671
Retained earnings	(3,641,891)	(1,985,988)
Accumulated other comprehensive (loss) gain	(45,638)	375,303
TOTAL SHAREHOLDERS' EQUITY	19,451,811	3,480,286	$ 4,096,564	$ 4,384,369
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	21,802,074	9,308,969
Parent company
NON-CURRENT ASSETS
Investment in subsidiaries	1,403,442	3,480,286
Other receivables from subsidiary	18,048,369
TOTAL ASSETS	19,451,811	3,480,286
SHAREHOLDERS' EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding as of December 31, 2022 and 2021
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 and 13,000,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	1,806	1,300
Additional paid-in capital	18,919,658	871,795
Retained earnings	575,985	2,231,888
Accumulated other comprehensive (loss) gain	(45,638)	375,303
TOTAL SHAREHOLDERS' EQUITY	19,451,811	3,480,286
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 19,451,811	$ 3,480,286